Credit Facilities (Details Textual) - USD ($)		12 Months Ended
	Sep. 30, 2016	Jul. 01, 2018	Jul. 01, 2019
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility		$ 30,000,000
Credit facility maturity date		Aug. 01, 2020
Interest rate on borrowings under the credit facility		LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility		1.00%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility		$ 30,000,000
Credit facility maturity date		Aug. 01, 2020
Interest rate on borrowings under the credit facility		LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility		1.00%
Capital contribution from partners during the period as required under the credit agreement	$ 6,000,000
ADAC-STRATTEC Credit Facility | STRATTEC
Line Of Credit Facility [Line Items]
Capital contribution from registrant during the period as required under the credit agreement	$ 3,060,000
ADAC-STRATTEC Credit Facility | Scenario Forecast
Line Of Credit Facility [Line Items]
Secured revolving credit facility			$ 25,000,000